Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 88,638	$ 41,838	$ 37,078
Available-for-sale financial assets		13,559	4,618
Prepaid expenses and other current assets	2,241	1,306	886
Total current assets	90,879	56,703	42,582
NON-CURRENT ASSETS:
Property, plant and equipment, net	14,204	6,298	3,437
Right-of-use assets	7,490	5,133	6,157
Other assets	642	641	1,355
Total non-current assets	22,336	12,072	10,949
Total assets	113,215	68,775	53,531
CURRENT LIABILITIES:
Trade payables	2,738	1,164	2,121
Employees and payroll accruals	3,187	3,443	2,753
Current maturities of lease liabilities	2,145	1,870	1,945
Accrued expenses and other payables	5,509	4,918	2,699
Total current liabilities	13,579	11,395	9,518
NON-CURRENT LIABILITIES:
Liabilities presented at fair value	4,551	5,221	7,654
Employee benefit liabilities, net	773	773	274
Lease liabilities	5,946	4,101	4,627
Liability to Israel Innovation Authority (IIA)	13,816	12,302	10,906
Total non-current liabilities	25,086	22,397	23,461
SHAREHOLDERS' EQUITY:
Share capital-	137	92	69
Share premium	304,175	238,992	199,402
Capital reserve due to actuarial gains	(541)	(541)	(160)
Available-for-sale reserve		4	(1)
Accumulated deficit	(229,221)	(203,564)	(178,758)
Total shareholders' equity	74,550	34,983	20,552
Total liabilities and shareholders' equity	$ 113,215	$ 68,775	$ 53,531